Revenue (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	$ 2,902,088	$ 1,673,998	$ 1,003,464	$ 1,489,292	$ 356,620	$ 225,412	$ 200,354	$ 100,266	$ 7,068,842	$ 882,652
Contract assets	1,617,231				85,930				1,617,231	85,930
Contract liabilities	$ 1,118,130				$ 167,761				1,118,130	167,761
Revenue Recognized at a Point in Time [Member]
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers									6,409,259	795,033
Revenue Recognized Over Time [Member]
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers									659,583	87,619
Sales of Goods [Member]
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers									6,695,240	882,652
Sales of Services [Member]
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers									$ 373,602	$ 0